NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (24.89%)
Advent International GPE IX Limited Partnership	Primary	10/2019-12/2020	North America	$4,409,964	$6,340,356
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	1,201,621	1,266,712
Green Equity Investors, VIII, L.P.	Primary	12/2020	North America	1,579,437	1,567,316
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,300,841	1,439,734
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-10/2020	North America	2,974,053	3,109,400
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	2,600,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	2,700,000
KKR European Fund V (USD) SCSp	Primary	01/2020-11/2020	Europe	4,339,073	4,887,771
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	4,583,054
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	4,500,000	7,221,925
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	2,514,409
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	4,544,352
NB HUB Aggregator LP	Co-Investment	11/2018	North America	1,518,945	1,486,410
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,603,878	4,989,783
TPG Healthcare Partners, L.P.	Primary	12/2019-12/2020	North America	215,347	203,943
TPG Partners VIII, L.P.	Primary	12/2019-12/2020	North America	553,861	460,603
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,365,719
				42,271,455	51,281,487
Small and Mid-cap Buyout (54.15%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	3,372,792	4,012,337
Advent Global Technology Limited Partnership	Primary	03/2020-11/2020	North America	5,340,000	6,619,721
AEA Investors Fund VII, L.P.	Primary	10/2019-10/2020	North America	1,756,876	1,751,355
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-12/2020	North America	3,020,643	2,636,269
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	2,100,000
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	1,933,850
Arsenal Capital Partners Fund V LP	Primary	07/2019-12/2020	North America	6,884,294	7,605,357
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-12/2020	North America	2,486,397	2,858,846
Athyrium ICH Holdings LP (F)	Co-Investment	10/2019	North America	890,546	2,003,867
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	1,289,998	1,479,908
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,086,962	3,880,550
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019	North America	1,231,973	1,202,839
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	1,100,000
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-10/2020	North America	2,569,602	2,871,781
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	2,462,645
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	918,431	1,799,947
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	1,900,000	3,629,000
Marmor Co-Investment, L.P.	Secondary	09/2019	Europe	5,846,547	7,122,130
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	4,907,299
Oak Hill Capital Partners V, L.P.	Primary	12/2020	North America	1,180,131	706,351
Oakley Capital IV-B SCSP	Primary	05/2019-11/2020	Europe	1,903,798	2,270,507
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	2,214,827
Quadria Capital Fund II, L.P.	Primary	06/2019-12/2020	Asia	2,036,197	1,769,602
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,102,923	4,182,199
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	4,134,890
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-12/2020	North America	1,872,289	2,081,206
SS Acquisitions, Inc. (F)	Co-Investment	09/2019	North America	–	1,992,156
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-12/2020	North America	5,522,402	6,287,366
The Veritas Capital Fund VII, L.P.	Primary	09/2020	North America	2,371,747	2,207,699
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	8,446,704
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	3,893,025	3,938,180
Thomas H. Lee Equity Fund VI (2019), L.P.	Secondary	06/2019-07/2019	North America	571,816	1,515,824
VB Target L.P.	Co-Investment	01/2020	Asia	1,162,922	1,232,919
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	2,322,085	3,793,078
				90,784,728	111,551,209

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Special Situations (8.12%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-11/2020	North America	635,772	671,284
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,514,061	5,501,052
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-08/2019	North America	708,067	500,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,031,221	2,229,714
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019	North America	1,078,649	1,832,137
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,800,000	2,800,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	2,921,475	3,186,450
				15,689,245	16,720,637
Venture Capital (13.05%)
3L Capital Fund I, LP	Primary	04/2019-12/2020	North America	5,196,674	9,034,317
GGV Capital VII L.P.	Primary	01/2019-12/2020	North America	2,744,000	2,826,606
GGV Capital VII Plus L.P.	Primary	05/2019-12/2020	North America	617,400	705,273
GGV Discovery Fund II, L.P.	Primary	01/2019-11/2020	North America	1,482,000	1,608,556
Level Equity Growth Partners IV, L.P.	Primary	11/2018-10/2020	North America	3,487,831	3,920,825
Lightspeed China Partners IV, L.P.	Primary	10/2019-12/2020	Asia	725,000	669,471
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2020	Asia	771,922	968,048
TA XIII-A, L.P.	Primary	12/2019-12/2020	North America	6,600,000	7,159,823
				21,624,827	26,892,919

Total Investments (cost $170,370,255) (100.21%)					206,446,252
Other Assets & Liabilities (Net) (-0.21%)					(441,960)
Partners' Capital - Net Assets (100.00%)					$206,004,292

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2020 aggregated $170,370,255. Total fair value of illiquid and restricted securities at December 31, 2020 was $206,446,252 or 100.21% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2020:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$–	$–	$4,544,352	$46,737,135	$51,281,487
Small and Mid-cap Buyout	–	–	18,366,172	93,185,037	111,551,209
Special Situations	–	–	5,986,450	10,734,187	16,720,637
Venture	–	–	–	26,892,919	26,892,919
Total	$–	$–	$28,896,974	$177,549,278	$206,446,252

Significant Unobservable Inputs

As of December 31, 2020, the Master Fund had investments valued at $206,446,252. The fair value of investments valued at $177,549,278 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2020:

			Unobservable Inputs

Investments	Fair Value 12/31/20	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]

Large-cap Buyout	$4,544,352	Market Approach	LTM EBITDA	12.6x	N/A

Small and Mid-cap Buyout	15,566,172	Market Approach	LTM EBITDA	6.0x - 13.3x	9.7x

Small and Mid-cap Buyout	2,800,000	Recent Transactional Value	N/A	N/A	N/A

Special Situations	5,986,450	Market Approach	LTM EBITDA	8.9x - 14.9x	12.1x

Total	$28,896,974

[1]	Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2020 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
–	$ (3,507,844)

During the period ended December 31, 2020 unrealized appreciation and realized gains from Level 3 investments were $6,446,168 and $2,506,780, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2020.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2020 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.